                           LETTER FROM THE PRESIDENT

Dear Shareholder:

   Following is Colonial Florida Tax-Exempt Fund's semiannual report for the six months ended July 31, 1995. The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal income tax, and opportunities for long-term appreciation from a portfolio primarily invested in investment grade Florida municipal bonds. Fund shares are also intended to be exempt from the Florida intangibles tax.


FUND PERFORMANCE (2/1/95 - 7/31/95)

                                    CLASS A      CLASS B
INCEPTION                           2/1/93        2/1/93
--------------------------------------------------------
Distributions declared per share     $0.216      $0.189
--------------------------------------------------------
SEC yield on 7/31/95                  5.31%       4.82%
--------------------------------------------------------
Taxable-equivalent yield
on 7/31/95, based on the
maximum offering price                8.79%       7.98%
--------------------------------------------------------
Six-month total return, assuming
reinvestment of all distributions
and no sales charge or contingent
deferred sales charge (CDSC)          5.59%       5.20%
--------------------------------------------------------
Net asset value per share
on 7/31/95                           $7.28       $7.28
--------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/95
----------------------------------------------------------
                       CLASS A             CLASS B
                     NAV      MOP       NAV    W/CDSC
1 YEAR              6.84%   1.76%      6.04%    1.04%
SINCE INCEPTION     4.43%   2.34%      3.66%    2.50%
----------------------------------------------------------

ECONOMIC/MARKET OVERVIEW

   Although tax reform discussions in Washington have had a negative impact on the municipal bond market, in other respects the economic climate was quite favorable for these securities. One factor that had a positive influence on performance was the relatively low supply of Florida municipal bonds. Also, the U.S. economy has slowed during 1995. Real gross domestic product (GDP) for the first two quarters of 1995 was 2.8% and 1.1%, respectively, down significantly from the annualized GDP growth rate of 5.1% for the final quarter of 1994. This translated into lower interest rates, a development that was reflected in higher prices in the municipal bond market.

   Florida's economy continues to be among the strongest in the nation. Although growth slowed during the second quarter of 1995, following the national trend, there has recently been a modest pickup in the state's economy. Among recent favorable economic trends is the state's declining unemployment rate. Unemployment for July was 5.2%, which is well below the national average of 5.7%. Also, new construction permits increased by 14% in May, the most recent month for which figure's are available.


                                    [PHOTO]

                              John A. McNeice, Jr.
                                    President

INVESTMENT STRATEGY

   The Fund remained fully invested in a diverse selection of Florida municipal bonds. On July 31, the Fund owned 71 individual issues in 17 public sectors. Almost 95% of the securities in the portfolio were rated investment grade, with approximately 70% rated AAA, the highest quality rating available.

   We remain cautiously optimistic about Florida's municipal bond market. While we will continue to monitor the tax reform debate closely, we believe the overall environment for these securities should continue to be favorable.

Sincerely,

/s/ JOHN A. MCNEICE, JR.

John A. McNeice, Jr.
President
September 13, 1995

   A portion of the Fund's income may be subject to the alternative minimum tax.

   The 30-day SEC yield on July 31, 1995, of 5.31% for Class A shares and 4.82% for Class B shares reflects the portfolio's earning power, net of expenses, and does not include changes in Fund price.

   If the adviser had not borne certain Fund expenses, total returns would have been lower and the yield for Class A shares would have been 4.67%, and the yield for Class B shares would have been 4.15%. Taxable-equivalent yields are based on the maximum 39.6% federal income tax rate.

   Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) return does not include sales charges or CDSC. Maximum offering price (MOP) return includes the maximum sales charge of 4.75%. The CDSC returns reflect charges of: one year, 5.00%; since inception, 3.00%.

   Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

INVESTMENT PORTFOLIO  (UNAUDITED, IN THOUSANDS) JULY 31, 1995

MUNICIPAL BONDS - 100.7%                                      PAR          VALUE
---------------------------------------------------------------------------------
EDUCATION - 4.9%
Dade County Educational Facilities
 Authority,
            5.000%      10/01/16(a) ................         $1,500        $1,324
North Miami, Johnson & Wales
 University Project, Series 1993 B,
            6.100%      04/01/13 ...................          1,000           937
State Board of Education,
 Series D,
            5.250%      06/01/23 ...................          1,000           895
                                                                           ------
                                                                            3,156
---------------------------------------------------------------------------------
GENERAL OBLIGATIONS - 1.9%
State Board of Education:
 Series 1987 A,
            5.000%      06/01/17 ...................            150           133
 Series A,
            7.250%      06/01/23 ...................          1,000         1,106
                                                                           ------
                                                                            1,239
---------------------------------------------------------------------------------
HEALTH - 8.8%
HOSPITALS - 7.1%
Brevard County Health Facilities
 Authority, Holmes Regional Medical
 Center,
            5.750%      10/01/13 ...................          1,000           949
Dade County Health Facility
 Authority, Baptist Hospital,
            5.250%      05/15/21 ...................            750           669
Orange County Health Facilities
 Authority, Adventist Health Systems,
            5.250%      11/15/20 ...................          1,000           898
Palm Beach County Health
 Facilities Authority,
 Good Samaritan Health System,
            6.300%      10/01/22 ...................          2,000         2,000
                                                                           ------
                                                                            4,516
                                                                           ------
NURSING HOMES - 1.7%
Broward County,
 Beverly Enterprises,
            9.800%      11/01/10 ...................            120           134
Collier County Industrial
 Development Authority, Beverly
 Enterprises, Series 1991,
           10.750%      03/01/03 ...................            185           217
Escambia County,
 Beverly Enterprises, Series 1985-I,
            9.800%      06/01/11 ...................            120           133
Leon County, Beverly Enterprises,
 Series 1985,
            9.800%      06/01/11 ...................             90           101
Palm Beach County:
 Beverly Enterprises, Series 1984-1,
           10.000%      06/01/11 ...................            195           219
 Hillcrest Manor Project,
           10.250%      12/01/16 ...................            200           209
Volusia County Industrial
 Development Authority, Beverly
 Enterprises, Series 1987,
            9.800%      12/01/07 ...................             60            63
                                                                           ------
                                                                            1,076
---------------------------------------------------------------------------------
HOUSING - 5.4%
MULTI-FAMILY - 1.6%
Clearwater,
 Hampton Apartments,
            8.250%      05/01/24 ...................            575           598
Hialeah Housing Authority,
 Series 1991,
            9.500%      11/01/21 ...................            200           206
State Housing Finance Agency,
 Windsong Apartments, Series 1993-C,
            9.250%      01/01/19 ...................            200           200
                                                                           ------
                                                                            1,004
                                                                           ------
SINGLE FAMILY - 3.8%
Broward County Housing Finance Authority,
 Single Family Mortgage,
            6.700%      02/01/28(a) ................          2,000         1,997
Duval County Housing Finance
 Authority, Single Family Housing,
 Series 1988-A,
            7.875%      09/01/09 ...................            385           409
                                                                           ------
                                                                            2,406
---------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE - 2.8%
Escambia County,
 Champion International, Series 1993,
            5.875%      06/01/22 ...................          1,000           936
State Municipal Power Agency,
 Series 1993,
            5.100%      10/01/25(a) ................          1,000           874
                                                                           ------
                                                                            1,810
---------------------------------------------------------------------------------
PUBLIC FACILITIES & IMPROVEMENT - 9.0%
Hernando County,
 Series 1993,
            5.750%      02/01/14 ...................            250           245
Jacksonville Port Authority,
 Series 1993,
            5.250%      10/01/17 ...................          2,000         1,800
Orange County, Series 1993-B,
            5.375%      01/01/24 ...................          2,000         1,845



See notes to investment portfolio.

MUNICIPAL BONDS - CONT.                                       PAR           VALUE
---------------------------------------------------------------------------------
PUBLIC FACILITIES & IMPROVEMENT - CONT ...............
Palm Beach County Criminal Justice
 Facility, Series 1993,
            5.375%      06/01/11 .....................       $1,250        $1,203
State Department of Correction,
 Okeechobee Correctional Facility,
            6.250%      03/01/15 .....................          625           644
                                                                           ------
                                                                            5,737
---------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 12.0%
AIRPORT - 3.4%
Greater Orlando Aviation Authority,
 Orlando Airport Facility,
 Series 1992-A,
            6.500%      10/01/12 .....................          500           526
Hillsborough County Aviation
 Authority, Tampa International
 Airport, Series D,
            5.375%      10/01/23 .....................        1,250         1,131
Lee County,
 Series 1992-A,
            5.500%      10/01/10 .....................          500           490
                                                                           ------
                                                                            2,147
                                                                           ------
TURNPIKE/TOLL ROAD/BRIDGE - 8.6%
Orlando & Orange County Expressway
 Authority, Series 1993-A,
            5.250%      07/01/19 .....................        2,000         1,810
State Turnpike Authority,
 Department of Transportation:
 Series 1993 A,
            5.000%      07/01/19(a) ..................        2,000         1,752
 Series A,
            5.500%      07/01/21(b) ..................        1,500         1,401
State Turnpike Authority,
            6.350%      07/01/22(a) ..................          530           547
                                                                           ------
                                                                            5,510
---------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATIONS (C) - 11.8%
Altamonte Springs Health Facilities,
 Series C-1,
            5.700%      10/01/12(a) ..................        1,200         1,212
Jacksonville Electric Authority,
 Bulk Power Supply System,
 Scherer 4, Series 1991-A,
            6.750%      10/01/16 .....................        1,000         1,124
Orange County Health Facilities
 Authority, Series 3,
            5.700%      10/01/12 .....................        2,910         2,954
Pasco County Health Facilities
 Authority, Series 2,
            5.700%      10/01/12 .....................        1,915         1,934
State Turnpike Authority,
 Series 1992-A,
            6.350%      07/01/22 .....................          325           361
                                                                           ------
                                                                            7,585
---------------------------------------------------------------------------------
SALES & EXCISE TAX - 2.3%
Fl Tampa Bay Arena Project,
            5.750%      10/01/25 .....................        1,500         1,468
---------------------------------------------------------------------------------
SERVICES - 3.9%
AMUSEMENT & RECREATION
Jacksonville,
 Gator Bowl Project,
            5.500%      10/01/19 .....................        2,625         2,481
---------------------------------------------------------------------------------
TAX ALLOCATION - 6.7%
Jacksonville, Series 1993:
           (d)          10/01/09 .....................          525           230
            5.750%      10/01/20 .....................          200           191
Lake County,
 NRG Recovery Group, Series 1993-A,
            5.950%      10/01/13 .....................        1,050           969
Orange County Tourist Development,
 Series 1994-B,
            5.750%      10/01/19 .....................        2,500         2,419
Pasco County, Series 1992,
            5.750%      08/01/13 .....................          500           491
                                                                           ------
                                                                            4,300
---------------------------------------------------------------------------------
UTILITY - 19.1%
CO-GENERATION - 0.8%
Martin County Industrial
 Development Authority, Indiantown
 Cogeneration Project,
            7.875%      12/15/25 .....................          500           543
                                                                           ------
JOINT POWER AUTHORITY - 1.4%
State Municipal Power Agency,
 St. Lucie Project,
            5.250%      10/01/21(a)(e) ...............        1,000           906
                                                                           ------
MUNICIPAL ELECTRIC - 16.9%
Alachua Utilities, Series 1993,
            5.750%      04/01/20(e) ..................        1,000           966
Fort Pierce,
 Utilities Authority Revenues,
            5.250%      10/01/16(a) ..................        1,500         1,378


See notes to investment portfolio.

MUNICIPAL BONDS - CONT.                                   PAR              VALUE
--------------------------------------------------------------------------------
UTILITY - CONT
MUNICIPAL ELECTRIC - CONT.
Jacksonville Electric Authority,
 Bulk Power Supply System,
 Scherer 4, Series 1993-A,
            5.250%      10/01/21 .................       $  1,000        $   899
Jacksonville Electric Authority,
 Series 1993-A:
            5.250%      10/01/28 .................          2,000          1,795
            5.750%      10/01/12 .................            150            147
Orlando Utilities Commission:
            5.000%      10/01/23 .................          1,700          1,469
            6.750%      10/01/17 .................          1,000          1,115
 Series 1992-A,
            6.000%      10/01/20 .................            150            150
 Series 1993-B,
            5.250%      10/01/23 .................          2,000          1,795
Sebastian, Series 1993, Utility System,
            5.450%      10/01/23 .................          1,155          1,080
                                                                         -------
                                                                          10,794
--------------------------------------------------------------------------------
WATER & SEWER - 12.1%
Indian River, Sewer Improvements,
 Series 1993 A,
            5.500%      09/01/11 .................            965            942
Key West Sewer System, Series 1993,
            5.700%      10/01/20 .................            500            483
Lakeland, Wastewater Improvements,
            5.500%      10/01/16 .................            755            724
Ocoee, Series 1993,
            5.750%      10/01/17 .................            500            488
Port Orange, Series 1993,
            5.250%      10/01/21 .................          1,000            910
Reedy Creek Improvement District,
 Series-1,
            5.000%      10/01/19 .................          1,000            871
Seacoast Utility Authority,
 Series 1989 A,
            5.500%      03/01/15 .................          1,900          1,826
Seminole County,
            6.000%      10/01/19 .................          1,500          1,513
                                                                         -------
                                                                           7,757
--------------------------------------------------------------------------------
Total investments (cost $63,293)(f)                                       64,435
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 3.4%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (g)
Boulder Community Hosipital,
            3.800%      10/01/14 .................            200            200
City of Green River,
            3.900%      06/01/99 .................            300            300
Palm Beach County Water & Sewer
 Systems,
            3.850%      10/01/11 .................            200            200
Pinellas County Health Facilities
 Authority,
            3.850%      12/01/15 .................          1,500          1,500
--------------------------------------------------------------------------------
Total short-term obligations                                               2,200
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - (4.1)%                                  (2,625)
--------------------------------------------------------------------------------
NET ASSETS - 100%                                                        $64,010
--------------------------------------------------------------------------------

Notes to investment portfolio:
(a) These securities, or a portion thereof, with a total market value of $8,396 are being used to collateralize open futures contracts.
(b) This security, or a portion thereof, has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.
(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(d) Zero coupon bond.
(e) These securities, or a portion thereof, with a market value of $1,070 are being used to collateralize the delayed delivery purchase indicated in note
    (b) above.
(f) Cost for federal income tax purposes is the same.
(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1995.



Short futures contracts open at
July 31, 1995:

                    Par value
                     covered                                         Unrealized
                       by                    Expiration              depreciation
          Type      contracts                   month                at 7/31/95
---------------------------------------------------------------------------------
Treasury bond        $6,600                   September                  $1
---------------------------------------------------------------------------------


See notes to financial statements.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)
July 31, 1995
(in thousands except for per share amounts and footnote)
---------------------------------------------------------------------------------------
ASSETS
Investments at value (cost $63,293)...................................     $     64,435
Short-term investments ...............................................            2,200
                                                                           ------------
                                                                                 66,635

Receivable for:
   Interest.............................................    $ 1,142
   Fund shares sold.....................................         82
   Investments sold.....................................         20
   Reimbursement due from Adviser.......................          6
Deferred organization expenses..........................         24
Other...................................................         40               1,314
                                                            -------        ------------
         Total assets.................................................           67,949

LIABILITIES
Payable for:
   Investments purchased................................      3,487
   Distributions........................................        294
   Fund shares repurchased..............................        109
   Variation margin on futures..........................         35
Accrued:
   Deferred Trustees fees...............................          1
   Other................................................         13
                                                            -------
         Total liabilities............................................            3,939
                                                                           ------------
NET ASSETS ...........................................................     $     64,010
                                                                           ------------
Net asset value & redemption price per share -
    Class A ($30,612/4,205)...........................................            $7.28
                                                                           ------------
Maximum offering price per share -
   Class A ($7.28/0.9525).............................................            $7.64(a)
                                                                           ------------
Net asset value & offering price per share -
    Class B ($33,398/4,588)...........................................            $7.28(b)
                                                                           ------------
COMPOSITION OF NET ASSETS
   Capital paid in....................................................     $     66,752
   Undistributed net investment income................................              103
   Accumulated net realized loss......................................           (3,986)
   Net unrealized appreciation (depreciation) on:
      Investments.....................................................            1,142
      Open futures contracts..........................................               (1)
                                                                           ------------
                                                                           $     64,010
                                                                           ------------

STATEMENT OF OPERATIONS (UNAUDITED)
Six months ended July 31, 1995
(in thousands)
---------------------------------------------------------------------------------------
Investment income
Interest..............................................................     $      1,856

EXPENSES
Management fee..........................................    $   167
Service fee ............................................         41
Distribution fee - Class B..............................        123
Transfer agent..........................................         51
Bookkeeping fee.........................................         16
Trustees fees...........................................          6
Custodian fee...........................................          3
Audit fee...............................................          5
Legal fee...............................................          3
Registration fees.......................................          5
Reports to shareholders.................................          2
Amortization of deferred
  organization expenses.................................          5
Other...................................................          5
                                                            -------
                                                                432
Fees and expenses waived
  or borne by the adviser...............................       (205)                227
                                                            -------        ------------
        Net investment income.........................................            1,629
                                                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments...........................................      (366)
  Closed futures contracts..............................    (1,999)
                                                            -------
    Net realized loss.................................................           (2,365)
                                                                           ------------
Net unrealized appreciation
   during the period on:
  Investments...........................................     3,416
  Open futures contracts................................       438
                                                            ------
    Net unrealized appreciation.......................................            3,854
                                                                           ------------
        Net gain......................................................            1,489
                                                                           ------------
Net increase in net assets from
  operations..........................................................     $     3,118
                                                                           ------------

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
----------------------------------------------------------------------------------------------
                                                                (unaudited)
                                                                 Six months
                                                                   ended            Year ended
                                                                  July 31           January 31
                                                                -----------         ----------
INCREASE (DECREASE) IN NET ASSETS                                   1995               1995
                                                                -----------         ----------
Operations
  Net investment income .................................        $  1,629           $  3,075
  Net realized loss .....................................          (2,365)            (1,324)
  Net unrealized appreciation (depreciation) ............           3,854             (4,781)
                                                                 --------           --------
         Net increase (decrease) from operations ........           3,118             (3,030)

Distributions
  From net investment income - Class A ..................            (856)            (1,413)
  From net investment income - Class B ..................            (844)            (1,574)
                                                                 --------           --------
                                                                    1,418             (6,017)
                                                                 --------           --------
Fund share transactions
  Receipts for shares sold - Class A ....................           5,750             14,281
  Value of distributions reinvested - Class A ...........             301                540
  Cost of shares repurchased - Class A ..................          (3,583)            (8,635)
                                                                 --------           --------
                                                                    2,468              6,186
                                                                 --------           --------

  Receipts for shares sold - Class B ....................           3,940              8,694
  Value of distributions reinvested - Class B ...........             294                579
  Cost of shares repurchased - Class B ..................          (2,724)            (6,143)
                                                                 --------           --------
                                                                    1,510              3,130
                                                                 --------           --------
         Net increase from Fund share transactions ......           3,978              9,316
                                                                 --------           --------

                Total increase ..........................           5,396              3,299
Net Assets
  Beginning of period ...................................          58,614             55,315
                                                                 --------           --------
  End of period (including undistributed net investment
    income of $103 and $169, respectively) ..............        $ 64,010           $ 58,614
                                                                 --------           --------
NUMBER OF FUND SHARES
  Sold - Class A ........................................             783              2,002
  Issued for distributions reinvested - Class A .........              41                 75
  Repurchased - Class A .................................            (490)            (1,209)
                                                                 --------           --------
                                                                      334                868
                                                                 --------           --------
  Sold - Class B ........................................             537              1,192
  Issued for distributions reinvested - Class B .........              40                 81
  Repurchased - Class B .................................            (371)              (868)
                                                                 --------           --------
                                                                      206                405
                                                                 --------           --------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1. INTERIM FINANCIAL STATEMENTS
     In the opinion of management of Colonial Florida Tax-Exempt Fund (the
Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for the six months then ended.
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES
     The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.
--------------------------------------------------------------------------------
SECURITY VALUATION AND TRANSACTIONS
     Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.
     Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.
     Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.
     Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
     Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.
     Security transactions are accounted for on the date the securities are purchased or sold.
     Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.
     The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.
--------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
     All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
     Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.
--------------------------------------------------------------------------------
FEDERAL INCOME TAXES
     Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.
--------------------------------------------------------------------------------
DEFERRED ORGANIZATION EXPENSES
     The Fund incurred $47,925 of expenses in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.
--------------------------------------------------------------------------------
INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
     Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
     The Fund declares and records distributions daily and pays monthly.
     The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
--------------------------------------------------------------------------------

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE
     Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro-rata portion of the combined average net assets of Trust V as follows:

  Average Net Assets                                            Annual Fee Rate
----------------------                                         -----------------
     First $1 billion                                                 0.55%
     Next  $1 billion                                                 0.50%
     Over  $2 billion                                                 0.45%
--------------------------------------------------------------------------------

BOOKKEEPING FEE
     The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.
--------------------------------------------------------------------------------
TRANSFER AGENT
     Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.
--------------------------------------------------------------------------------
UNDERWRITING DISCOUNTS, SERVICE AND
DISTRIBUTION FEES
     Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended July 31, 1995, the Distributor retained net underwriting discounts of $19,165 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $58,430 on Class B share redemptions.

     The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares. The plan also requires the payment of a service fee to the Distributor as follows:

              Valuation of shares                                                Annual
          outstanding on the 20th of                                              Fee
        each month which were issued                                              Rate
-------------------------------------------------------------------------------  ------
Prior to November 30, 1994.....................................................   0.10%
On or after December 1, 1994...................................................   0.25%

    The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.
--------------------------------------------------------------------------------
EXPENSE LIMITS
     The Adviser has agreed, until further notice to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.20% annually of the Fund's average net assets.
     Effective August 1, 1995, and until further notice, the expense limit changed to 0.40% of the Fund's average net assets.
--------------------------------------------------------------------------------
OTHER
     The Fund pays no compensation to its officers, all of whom are employees of the Adviser.
     The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.
--------------------------------------------------------------------------------
NOTE 4.  PORTFOLIO INFORMATION
     During the six months ended July 31, 1995, purchases and sales of investments, other than short-term obligations, were $13,217,219 and $10,241,366, respectively.

    Unrealized appreciation (depreciation) at July 31, 1995, based on cost of investments for both financial statement and federal income tax purposes was:

  Gross unrealized appreciation..............     $1,886,992
  Gross unrealized depreciation..............       (744,635)
                                                  ----------
     Net unrealized appreciation.............     $1,142,357
                                                  ----------

--------------------------------------------------------------------------------

CAPITAL LOSS CARRYFORWARDS
     At January 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                Year of                           Capital loss
              expiration                          carryforward
            ----------------                      ------------
              2002........                          $ 22,000
              2003........                           557,000
                                                    --------
                                                    $579,000
                                                    --------

     Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.
     To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.
--------------------------------------------------------------------------------
OTHER
     There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
     The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.
     The Fund sells municipal and Treasury bond futures contracts to manage overall portfolio interest rate exposure and not for trading purposes. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or the underlying securities, or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the initial or variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.
--------------------------------------------------------------------------------
NOTE 5.  RESULTS OF SPECIAL SHAREHOLDERS
  MEETING
     On February 15, 1995, a special meeting of shareholders was held and a new Management Agreement between the Trust and Colonial Management Associates, Inc. was approved that became effective upon the completion of the merger of The Colonial Group, Inc. and Apple Merger Corporation, a subsidiary of Liberty Financial Companies, Inc. on March 24, 1995. Of the shares of beneficial interest outstanding on December 9, 1994, 5,602,973 voted for the new Management Agreement, 234,781 voted against and 379,355 abstained. Of the shares of beneficial interest outstanding that abstained, 5,208 represented broker non-votes.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:
--------------------------------------------------------------------------------
                                                         (UNAUDITED)
                                                       SIX MONTHS ENDED
                                                           JULY 31                                YEAR ENDED JANUARY 31
                                                  ------------------------          ----------------------------------------------
                                                            1995                            1995                     1994 (b)
                                                  ------------------------          ---------------------       ------------------
                                                  Class A          Class B          Class A       Class B       Class A    Class B
                                                  -------          -------          -------       -------       -------   --------
Net asset value - Beginning of period ......      $ 7.100          $ 7.100          $ 7.930       $ 7.930       $ 7.500   $  7.500
                                                  -------          -------          -------       -------       -------   --------
Income (loss) from investment operations:
  Net investment income (a) ................        0.207            0.180            0.423         0.369         0.434      0.378
  Net realized and unrealized
    gain (loss) on investments .............        0.189            0.189           (0.839)       (0.839)        0.420      0.420
                                                  -------          -------          -------       -------       -------   --------
     Total from investment operations ......        0.396            0.369           (0.416)       (0.470)        0.854      0.798
                                                  -------          -------          -------       -------       -------   --------
Less distributions declared to shareholders:
  From net investment income ...............       (0.216)          (0.189)          (0.414)       (0.360)       (0.424)    (0.368)
                                                  -------          -------          -------       -------       -------   --------
Net asset value - End of period ............      $ 7.280          $ 7.280          $ 7.100       $ 7.100       $ 7.930   $  7.930
                                                  -------          -------          -------       -------       -------   --------
Total return (c)(d) ........................         5.59%(e)         5.20%(e)        (5.11)%       (5.83)%       11.66%     10.85%
                                                  -------          -------          -------       -------       -------   --------
Ratios to average net assets
  Expenses .................................         0.33%(f)(g)      1.08%(f)(g)      0.22%(f)      0.97%(f)      0.05%      0.80%
  Net investment income ....................         5.65%(g)         4.90%(g)         5.92%         5.17%         5.40%      4.65%
  Fees waived by the Adviser ...............         0.66%(g)         0.66%(g)         0.73%         0.73%         0.88%      0.88%
Portfolio turnover .........................           34%(g)           34%(g)           45%           45%           19%        19%
Net assets at end of period (000) ..........      $30,612          $33,398          $27,498       $31,116       $23,802   $ 31,513
(a)  Net of fees and expenses waived or
     borne by the Adviser which
     amounted to ...........................      $ 0.024          $ 0.024          $ 0.052       $ 0.052       $ 0.071   $  0.071

(b)  The Fund commenced investment operations on February 1, 1993.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) Includes service fee of 0.13% (annualized) for the period ended July 31, 1995, and 0.02% (not annualized) for the year ended January 31, 1995, respectively.
(g)  Annualized.


--------------------------------------------------------------------------------

ABOUT OUR COVER...

[GRAPHIC]

The symbol on the cover of this Report represents the Fund's primary investment focus on municipal bonds.

--------------------------------------------------------------------------------

Colonial Florida Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.


SHAREHOLDER SERVICES AND TRANSFER AGENT
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


This report has been prepared for shareholders of Colonial Florida Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives, and operating policies of the Fund.

[COLONIAL MUTUAL FUNDS LOGO]

[GRAPHIC]

COLONIAL
FLORIDA
TAX-EXEMPT FUND

================================================================================

SEMIANNUAL REPORT
JULY 31, 1995


[LOGO]  COLONIAL
        MUTUAL FUNDS

[LOGO] Printed on recycled paper

COLONIAL INVESTMENT SERVICES, INC. (C)1995
One Financial Center, Boston, Massachusetts 02111-2621

FL-03/198B-0795